CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 63,457	$ 61,998	$ 40,046
Costs of revenues	14,409	15,668	11,224
Amortization of existing technology	597	1,915	1,985
Repayment of OCS grants (see Note 12b)	9,938
Gross profit	38,513	44,415	26,837
Operating expenses:
Research and development (net of grants and participations in the amount of $5,050, $3,198 and $3,049 for the years ended December 31, 2011, 2010 and 2009, respectively)	16,695	13,665	13,243
Selling and marketing	7,743	6,266	5,495
General and administrative	4,316	3,735	3,202
Total operating expenses	28,754	23,666	21,940
Operating income	9,759	20,749	4,897
Financial income, net (see Note 17)	1,713	1,130	902
Income before taxes	11,472	21,879	5,799
Taxes benefit (taxes on income) (see Note 14)	(3,530)	(8,236)	11,675
Net income	7,942	13,643	17,474
Less: Net income attributable to non-controlling interest			(92)
Net income attributable to EZchip Semiconductor shareholders	$ 7,942	$ 13,643	$ 17,382
Basic net income per share attributable to EZchip Semiconductor shareholders	$ 0.3	$ 0.54	$ 0.74
Diluted net income per share attributable to EZchip Semiconductor shareholders	$ 0.28	$ 0.52	$ 0.66
Weighted average number of Ordinary Shares used in computing basic net income per share	26,681,749	25,281,651	23,376,217
Weighted average number of Ordinary Shares used in computing diluted net income per share	28,001,428	26,110,132	23,516,260